ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 90.7%

Apparel – 1.9%
NIKE, Inc., Class B	1,888	$274,194

Auto Manufacturers – 7.1%
Arcimoto, Inc.*(a)	9,747	111,408
Tesla, Inc.*	1,189	922,046
Total Auto Manufacturers		1,033,454

Biotechnology – 3.9%
Illumina, Inc.*	482	195,504
Moderna, Inc.*	982	377,933
Total Biotechnology		573,437

Commercial Services – 4.2%
PayPal Holdings, Inc.*	944	245,638
Square, Inc., Class A*	1,506	361,199
Total Commercial Services		606,837

Computers – 4.7%
Apple, Inc.	2,684	379,786
Crowdstrike Holdings, Inc., Class A*	680	167,130
Logitech International SA (Switzerland)	1,590	140,159
Total Computers		687,075

Diversified Financial Services – 1.2%
Coinbase Global, Inc., Class A*(a)	788	179,254

Electric – 2.1%
NextEra Energy, Inc.	4,012	315,022

Energy - Alternate Sources – 2.4%
SolarEdge Technologies, Inc.*	680	180,350
SunPower Corp.*(a)	7,546	171,143
Total Energy - Alternate Sources		351,493

Healthcare - Products – 2.0%
Thermo Fisher Scientific, Inc.	502	286,808

Healthcare - Services – 2.3%
Fulgent Genetics, Inc.*(a)	3,788	340,731

Home Builders – 3.1%
Lennar Corp., Class A	4,814	450,975

Internet – 8.6%
Alphabet, Inc., Class C*	148	394,466
Amazon.com, Inc.*	118	387,634
Chewy, Inc., Class A*(a)	1,872	127,502
Netflix, Inc.*	308	187,985
Shopify, Inc., Class A (Canada)*	118	159,982
Total Internet		1,257,569

Leisure Time – 2.7%
Callaway Golf Co.*	14,084	389,141

Lodging – 2.9%
MGM Resorts International	9,719	419,375

Machinery - Diversified – 1.0%
Deere & Co.	427	143,075

Media – 2.0%
Walt Disney Co. (The)*	1,765	298,585

Miscellaneous Manufacturing – 0.8%
Axon Enterprise, Inc.*	660	115,513

Pharmaceuticals – 2.0%
Zoetis, Inc.	1,534	297,811

REITS – 9.6%
Crown Castle International Corp.	1,292	223,929

Investments	Shares/Principal	Value
COMMON STOCKS (continued)

REITS (continued)
Innovative Industrial Properties, Inc.	1,978	$457,254
MGM Growth Properties LLC, Class A	9,835	376,681
Prologis, Inc.	2,736	343,177
Total REITS		1,401,041

Retail – 8.3%
Home Depot, Inc. (The)	1,298	426,081
Petco Health & Wellness Co., Inc.*(a)	17,103	360,873
Starbucks Corp.	2,596	286,365
Target Corp.	580	132,687
Total Retail		1,206,006

Semiconductors – 6.5%
ASML Holding NV (Netherlands)	378	281,652
NVIDIA Corp.	3,194	661,669
Total Semiconductors		943,321

Software – 8.6%
Activision Blizzard, Inc.	2,171	168,014
Electronic Arts, Inc.	1,504	213,944
Microsoft Corp.	2,124	598,798
ROBLOX Corp., Class A*	1,864	140,825
Take-Two Interactive Software, Inc.*	884	136,198
Total Software		1,257,779

Venture Capital – 2.8%
Blackstone, Inc.	3,528	410,447

Total Common Stocks
(Cost $13,542,566)		13,238,943

EXCHANGE TRADED FUNDS – 8.6%

Equity Fund – 8.6%
AdvisorShares Pure US Cannabis ETF*†	17,358	547,819
Global X Lithium & Battery Tech ETF	8,564	701,905

Total Exchange Traded Funds
(Cost $1,313,533)		1,249,724

MONEY MARKET FUND – 0.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)
(Cost $72,366)	72,366	72,366

REPURCHASE AGREEMENTS – 6.7%(c)
BofA Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 1.50%-5.00%, 09/01/31-07/01/60, totaling $253,980)	$249,000	249,000
Citigroup Global Markets, Inc., dated 09/30/21, due 10/01/21, 0.06%, total to be received $232,167, (collateralized by various U.S. Government Agency Obligations, 0.13%-2.75%, 06/30/22-02/15/28, totaling $236,810)	232,167	232,167
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.05%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/21-10/01/51, totaling $253,980)	249,000	249,000

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $253,980)	$249,000	$249,000

Total Repurchase Agreements
(Cost $979,167)		979,167

Total Investments – 106.5%
(Cost $15,907,632)		15,540,200
Liabilities in Excess of Other Assets – (6.5%)		(950,897)
Net Assets – 100.0%		$14,589,303

ETF - Exchange Traded Fund

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,191,245; the aggregate market value of the collateral held by the fund is $1,223,101. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $243,934.
(b)	Rate shown reflects the 7-day yield as of September 30, 2021.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,238,943	$–	$–	$13,238,943
Exchange Traded Funds	1,249,724	–	–	1,249,724
Money Market Fund	72,366	–	–	72,366
Repurchase Agreements	–	979,167	–	979,167
Total	$14,561,033	$979,167	$–	$15,540,200

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	1.9%
Auto Manufacturers	7.1
Biotechnology	3.9
Commercial Services	4.2
Computers	4.7
Diversified Financial Services	1.2
Electric	2.1
Energy - Alternate Sources	2.4
Equity Fund	8.6
Healthcare - Products	2.0
Healthcare - Services	2.3
Home Builders	3.1
Internet	8.6
Leisure Time	2.7
Lodging	2.9
Machinery - Diversified	1.0
Media	2.0
Miscellaneous Manufacturing	0.8
Pharmaceuticals	2.0
REITS	9.6
Retail	8.3
Semiconductors	6.5
Software	8.6
Venture Capital	2.8
Money Market Fund	0.5
Repurchase Agreements	6.7
Total Investments	106.5
Liabilities in Excess of Other Assets	(6.5)
Net Assets	100.0%

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2021	Value at 9/30/2021	Dividend Income
AdvisorShares Pure US Cannabis ETF	$–	$701,337	$(57,447)	$(12,823)	$(83,248)	17,358	$547,819	$–